SHARE CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 09, 2022 USD ($) shares	Dec. 01, 2022 USD ($) shares	Nov. 04, 2022 USD ($) shares	May 25, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Issuance of common equity | $					$ 450	$ 1,410	$ 13
Class A Shares Converted To Class C Shares
Disclosure of classes of share capital [line items]
Number of shares converted (in shares)		608,000	675,000
Proceeds from shares converted | $		$ 24	$ 27
Number of converted shares (in shares)		5,053,138	1,066,471
Class A exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Par value per share (USD/CAD per share) | $ / shares					$ 33.70	$ 33.70
Number of shares issued (in shares)					9,594,989	10,877,989		9,594,989	10,877,989
Class A -1 exchangeable shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					500,000,000	500,000,000		500,000,000	500,000,000
Par value per share (USD/CAD per share) | $ / shares					$ 33.70	$ 33.70
Class B Limited Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					500,000	500,000		500,000	500,000
Par value per share (USD/CAD per share) | $ / shares					$ 33.70	$ 33.70
Class C Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Par value per share (USD/CAD per share) | $ / shares					$ 1	$ 1
Class A Senior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					100,000,000	100,000,000		100,000,000	100,000,000
Par value per share (USD/CAD per share) | $ / shares					$ 25	$ 25
Class B Senior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					100,000,000	100,000,000		100,000,000	100,000,000
Par value per share (USD/CAD per share) | $ / shares								$ 25	$ 25
Class A junior preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Par value per share (USD/CAD per share) | $ / shares					$ 25	$ 25
Number of shares issued (in shares)	2,108,733			98,351,547	100,460,280	0		100,460,280	0
Issuance of common equity | $	$ 53			$ 2,500
Class B Junior Preferred Shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)					1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Par value per share (USD/CAD per share) | $ / shares								$ 25	$ 25
Class C shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)				11,270,466	40,934,623	23,544,548		40,934,623	23,544,548
Issuance of common equity | $				$ 450